Acquisitions and Divestitures	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Divestitures

Note 3. Acquisitions and Divestitures

Acquisition-related costs

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Three Months Ended June 30,		For the Six Months Ended June 30,
2017	2016	2017	2016
$2,199	$72	$2,798	$72

2017 Acquisitions

The Acquisition. On May 10, 2017, we, through our wholly owned subsidiary, WHR EF, entered into a Purchase and Sale Agreement (the “First Acquisition Agreement”) by and among WHR EF, as purchaser, and APC and KKR (together with APC, the “First Sellers”), as sellers, to acquire certain acreage and associated production in Burleson, Brazos, Lee, Milam, Robertson, and Washington Counties, Texas (the “Purchase”). Also on May 10, 2017, WHR EF entered into a Purchase and Sale Agreement (together, with the First Acquisition Agreement, the “Acquisition Agreements”), by and among WHR EF, as purchaser, and APC and Anadarko Energy Services Company (together, with APC, the “APC Subs” and together, with the First Sellers, the “Sellers”), as sellers, to acquire certain acreage and associated production in Burleson, Brazos, Lee, Milam, Robertson, and Washington Counties, Texas (together, with the Purchase, the “Acquisition”).

On June 30, 2017, we completed the Acquisition. The aggregate purchase price for the Acquisition, which is subject to customary adjustments as provided in the Acquisition Agreements, consisted of approximately $533.6 million of cash to the APC Subs and approximately 5.5 million shares of our common stock valued at approximately $60.8 million to KKR (collectively, the “Adjusted Purchase Price”). The common stock consideration price payable to KKR was issued pursuant to a Stock Issuance Agreement that was executed on May 10, 2017 (the “Stock Issuance Agreement”), by and among us and KKR.

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the closing of the Acquisition (in thousands):

Consideration:
Cash	$533,609
Common stock	60,754

Total consideration	594,363

Preliminary Purchase Price Allocation:
Proved oil and gas properties	$264,144
Unproved oil and gas properties	333,778
Accounts receivable	967
Asset retirement obligations	(2,500)
Accrued liabilities	(2,026)

Total identifiable net assets	$594,363

Supplemental Pro forma Information. The following unaudited pro forma combined results of operations are provided for the three months and six months ended June 30, 2017 and 2016 as though the Acquisition had been completed on January 1, 2016 (in thousands, except per share amounts). The unaudited pro forma financial information was derived from the historical combined statements of operations of the predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and natural gas properties acquired in the Acquisition and (ii) depletion expense applied to the adjusted basis of the properties acquired in the Acquisition. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the Acquisition occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2017	2016	2017	2016
Revenues	$93,471	$55,198	$172,674	$100,868
Net Income	38,747	(7,674)	69,777	(17,510)
Earnings per share (basic and diluted)	0.41	n/a	0.74	n/a

Burleson 2017 Acquisitions. We announced multiple transactions to acquire certain oil and natural gas producing and non-producing properties from third-parties in Burleson County, Texas. On February 2, 2017, we closed one transaction for approximately $2.4 million. We allocated $2.3 million of the purchase price to unproved oil and natural gas properties after customary post-closing adjustments. On April 18, 2017, we closed the remaining transactions for an aggregate price of approximately $12.5 million, subject to customary post-closing adjustments. We allocated $7.0 million to proved oil and gas properties and $5.5 million to unproved oil and gas properties. In addition to the transactions we previously announced, on May 17, 2017 we entered into an agreement to acquire unproved oil and natural gas properties from a third party in Burleson County, Texas. On June 27, 2017, we closed this transaction for approximately $2.2 million. The purchase price was allocated entirely to unproved oil and gas properties.

2016 Acquisitions

Burleson North Acquisition. As discussed in our 2016 Form 10-K, we completed an acquisition of approximately 158,000 net acres of oil and natural gas properties adjacent to our existing Eagle Ford acreage on December 19, 2016 in connection with our initial public offering (the “Burleson North Acquisition”). Funds wired on December 19, 2016 were $389.8 million. During the three months ending March 31, 2017, we received a post-closing receipt of $3.9 million. The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date after customary post-closing adjustments (in thousands). We allocated $162.9 million of the purchase price to unproved oil and natural gas properties.

Purchase Price
Oil and natural gas properties	$395,591
Other property and equipment	478
Accounts receivable	1,257
Accounts payable	(1,816)
Asset retirement obligations	(3,101)
Accrued liabilities	(6,503)

Total identifiable net assets	$385,906

Supplemental Pro forma Information. The following unaudited pro forma combined results of operations are provided for the three months and six months ended June 30, 2016 as though the Burleson North Acquisition had been completed on January 1, 2015 (in thousands, except per share amounts). The unaudited pro forma financial information was derived from the historical combined statements of operations of the predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and natural gas properties acquired and (ii) depletion expense applied to the adjusted basis of the properties acquired. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the Burleson North acquisition occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Three Months Ended June 30, 2016	For the Six Months Ended June 30, 2016
Revenues	$43,393	$78,727
Net income (loss)	(13,822)	(28,051)
Basic and diluted earnings per share	n/a	n/a

Note 3. Acquisitions and Divestitures

We account for third-party acquisitions under the acquisition method. The assets acquired and the liabilities assumed have been measured at fair value based on various estimates. These estimates are based on key assumptions related to the business combination, including reviews of publicly disclosed information for other acquisitions in the industry, historical experience of the companies, data that was available through the public domain and due diligence reviews of the acquiree businesses. Acquisition-related transaction costs and acquisition-related restructuring charges are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred.

Acquisition-related costs

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended December 31,
2016	2015	2014
$553	$593	$1,450

2016 Acquisitions

Burleson North Acquisition. On December 19, 2016, in connection with our initial public offering, we completed an acquisition of approximately 158,000 net acres of oil and gas properties adjacent to our existing Eagle Ford acreage at an aggregate purchase price of $389.8 million in cash (the “Burleson North Acquisition”), after preliminary customary post-closing adjustments. We allocated $163.8 million of the purchase price to unproved oil and natural gas properties. Revenues of $2.0 million were recorded in the statement of operations and generated a loss of approximately $0.4 million subsequent to the closing date.

The following table summarizes the preliminary fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Preliminary Purchase Price
Oil and gas properties	$396,481
Other property and equipment	478
Accounts receivable	3,160
Asset retirement obligations	(3,101)
Accrued liabilities	(7,206)

Total identifiable net assets	$389,812

Rosewood Acquisition. On December 19, 2016, we acquired from certain third parties approximately 7,500 net acres, consisting primarily of additional working interests in our Eagle Ford Acreage in Lee County (the “Rosewood Acquisition”). The closing of the acquisition occurred contemporaneously with the closing of our initial public offering, and we issued 1,308,427 shares to such third parties as consideration. We allocated $18.3 million of the purchase price to unproved oil and natural gas properties with the remainder allocated to proved oil and natural gas properties.

November Acquisition. On November 8, 2016, Esquisto acquired from certain third parties approximately 4,900 net acres and nine producing wells in Burleson County for approximately $30.0 million (the “November Acquisition”), of which $29.4 million of the purchase price was allocated to unproved oil and natural gas properties with the remainder allocated to proved oil and natural gas properties.

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date for the November Acquisition and Rosewood Acquisition (in thousands):

	Rosewood Acquisition	November Acquisition
Oil and gas properties	19,626	29,973

The following unaudited pro forma combined results of operations are provided for the years ended December 31, 2016 and 2015 as though the Burleson North Acquisition had been completed on January 1, 2015. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Company, the predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired and (ii) depletion expense applied to the adjusted basis of the properties acquired. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For Year Ended December 31,
	2016	2015
Revenues	$176,082	$172,044
Net income (loss)	(34,894)	(83,894)
Basic and diluted earnings per unit	n/a	n/a

2015 Acquisitions

Comstock Acquisition. In July 2015, Esquisto acquired oil and natural gas producing properties, undeveloped acreage and water assets from a wholly owned subsidiary of Comstock Resources, Inc. for a total purchase price of $103.0 million, net of customary post-closing adjustments.

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Comstock Acquisition
Oil and gas properties	$102,628
Other property and equipment	500
Asset retirement obligations	(112)

Total identifiable net assets	$103,016

2014 Acquisitions

On February 7, 2014, the predecessor acquired certain oil and gas properties in east Texas for cash consideration of $16.0 million, net of customary post-closing adjustments. The purchase price was primarily allocated to oil and gas properties.

On June 3, 2014, the predecessor acquired oil and gas producing properties and leases in north Louisiana for cash consideration of $37.1 million, net of customary post-closing adjustments. Assumed liabilities included suspended amounts payable to royalty and other working interest owners. The purchase price was primarily allocated to oil and gas properties.

On October 13, 2014, the predecessor acquired oil and gas producing properties and leases in north Louisiana for cash consideration of $12.8 million, net of customary post-closing adjustments. Assumed liabilities include suspended amounts payable to royalty and other working interest owners. The purchase price was primarily allocated to oil and gas properties.